Restructuring Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Costs
RESTRUCTURING COSTS
2012 Restructuring Program
During the first six months of 2012, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating existing facilities. The Company currently expects to incur restructuring charges of $10 million in 2012. As of June 30, 2012, the Company Owned Real Estate Brokerage Services recognized $2 million of personnel related expense and $1 million of facility related expenses. The Relocation Services and the Title and Settlement Services segments each recognized $1 million of facility related expenses. At June 30, 2012, the remaining liability is $2 million.
2011 Restructuring Program
During 2011, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating existing facilities.  The Company incurred restructuring charges of $11 million in 2011. The Company Owned Real Estate Brokerage Services segment recognized $5 million of facility related expenses and $4 million of personnel related expenses. The Relocation Services segment recognized $1 million of personnel related expense and the Title and Settlement Services segment recognized $1 million of facility related expenses. At June 30, 2012, the remaining liability is $2 million.
Prior Restructuring Programs
The Company committed to restructuring activities targeted principally at reducing personnel related costs and consolidating facilities during 2006 through 2010. At December 31, 2011, the remaining liability for these various restructuring activities was $17 million. During the six months ended June 30, 2012, the Company utilized $4 million of the remaining accrual resulting in a remaining liability of $13 million related to future lease payments.

RESTRUCTURING COSTS
2011 Restructuring Program
During 2011, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating existing facilities.  The Company incurred restructuring charges of $11 million in 2011. The Company Owned Real Estate Brokerage Services segment recognized $5 million of facility related expenses and $4 million of personnel related expenses. The Relocation Services and Title and Settlement Services segments each recognized $1 million of facility and personnel related expenses. At December 31, 2011 the remaining liability is $3 million.
2010 Restructuring Program
During 2010, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating facilities. The Company recognized $21 million for the year ended December 31, 2010. The Company Owned Real Estate Brokerage Services segment recognized $9 million of facility related expenses, $3 million of personnel related expenses and $1 million of expense related to asset impairments. The Relocation Services segment recognized $2 million of facility related expenses and $1 million of personnel related expenses. The Title and Settlement Services segment recognized $2 million of facility related expenses and $1 million of personnel related expenses. The Corporate and Other segment recognized $2 million of facility related expenses. At December 31, 2011, the remaining liability is $3 million.
 2009 Restructuring Program
During 2009, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating facilities. The Company recognized $74 million of restructuring expense in 2009 and the remaining liability at December 31, 2010 was $21 million. During the year ended December 31, 2011, the Company utilized $9 million of the accrual resulting in a remaining liability of $12 million related to future lease payments.
Prior Restructuring Programs
The Company committed to restructuring activities targeted principally at reducing personnel related costs and consolidating facilities during 2006 through 2008. At December 31, 2010, the remaining liability was $6 million. During the year ended December 31, 2011, the Company utilized $4 million of the remaining accrual resulting in a remaining liability of $2 million related to future lease payments.